WARRANT LIABILITY - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	May 11, 2023	May 21, 2021	May 13, 2021	Dec. 31, 2023	Dec. 31, 2022
Number of shares issued (in shares)			20,809,850
Price per share (in dollars per share)			$ 0.0001
Private placement purchase price per share (in dollars per share)			$ 14.41625
Proceeds from exercise of warrants			$ 300,000
Aggregate exercise price of warrant	$ 200,000
Fair value loss on warrant				$ 85,750	$ (20,900)
Ordinary Shares
Number of shares issued (in shares)	10,000,000
Price per share (in dollars per share)				$ 0.0001	$ 0.0001
Warrant
Number of shares issued (in shares)			10,000,000
Private placement purchase price per share (in dollars per share)			$ 20.0
Exercise period		2 years